Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Current
Federal	$ 42,420	$ 153,373	$ 266,617	$ 456,632	$ 613,217	$ 253,426
State
Deferred
Federal	(1,204)	50,774	(36,551)	2,704	2,975	48,070
State
Income tax provision	$ 41,216	$ 204,147	$ 230,066	$ 459,336	$ 616,192	$ 301,496